UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

EXPLANATORY NOTE: “The Registrant is filing this amendment to its Form N-CSRS for the period ended March 31, 2026, originally filed with the Securities and Exchange Commission on June 08, 2026, (Accession Number 0001213900-26-066195) (the “Original Filing”). The purpose of this amendment is to update Item 7. The financial statements and financial highlights were inadvertently omitted from the original filing. Other than the aforementioned revision, this Form N-CSRS/A does not reflect events occurring after the filing of the original Form N-CSRS, or modify or update the disclosures therein in any way.”

Item 1. Report to Stockholders.

(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Tradr
2X Long BE
Daily ETF
BEX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long BE Daily ETF (“Fund”) for the period of October 01, 2025 to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/bex#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long BE Daily ETF (BEX)	$42	1.30%[2]
1	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$40,765,009
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	78%
Swap	22%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/bex#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long BE Daily ETF
Tradr
2X Long CLS
Daily ETF
CSEX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long CLS Daily ETF (“Fund”) for the period of November 12, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/csex#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CLS Daily ETF (CSEX)	$38	1.30%[2]
1	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,606,647
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	163%
Swap	(63)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/csex#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long CLS Daily ETF
Tradr
2X Long CRML
Daily ETF
CRMX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long CRML Daily ETF (“Fund”) for the period of January 12, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/crmx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long CRML Daily ETF (CRMX)	$19	1.49%[2]
1	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$6,732,231
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	350%
Swap	(250)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/crmx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long CRML Daily ETF
Tradr
2X Long FLY
Daily ETF
FLYT
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long FLY Daily ETF (“Fund”) for the period of October 22, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/flyt#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long FLY Daily ETF (FLYT)	$46	1.30%[2]
1	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,747,836
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	69%
Swap	31%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/flyt#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long FLY Daily ETF
Tradr
2X Long IREN
Daily ETF
IREX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long IREN Daily ETF (“Fund”) for the period of October 22, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/irex#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long IREN Daily ETF (IREX)	$35	1.30%[2]
1	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$36,576,984
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	86%
Swap	14%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/irex#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long IREN Daily ETF
Tradr
2X Long NNE
Daily ETF
NNEX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long NNE Daily ETF (“Fund”) for the period of November 12, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/nnex#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long NNE Daily ETF (NNEX)	$31	1.30%[2]
1	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$969,275
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	110%
Swap	(10)%
Total	100%
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated October 22, 2025, as amended April 7, 2026 at https://www.tradretfs.com/nnex#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/nnex#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long NNE Daily ETF
Tradr
2X Long ONDS
Daily ETF
ONDU
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long ONDS Daily ETF (“Fund”) for the period of January 12, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/ondu#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long ONDS Daily ETF (ONDU)	$22	1.49%[2]
1	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,709,564
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	96%
Swap	4%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/ondu#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long ONDS Daily ETF
Tradr
2X Long OPEN
Daily ETF
OPEX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long OPEN Daily ETF (“Fund”) for the period of October 22, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/opex#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long OPEN Daily ETF (OPEX)	$37	1.30%[2]
1	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$10,349,408
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	120%
Swap	(20)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/opex#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long OPEN Daily ETF
Tradr
2X Long PATH
Daily ETF
PATX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long PATH Daily ETF (“Fund”) for the period of January 12, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/patx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long PATH Daily ETF (PATX)	$22	1.49%[2]
1	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,004,363
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	159%
Swap	(59)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/patx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long PATH Daily ETF
Tradr
2X Long SNPS
Daily ETF
SNPX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long SNPS Daily ETF (“Fund”) for the period of November 12, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://www.tradretfs.com/snpx#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SNPS Daily ETF (SNPX)	$47	1.30%[2]
1	The Fund commenced operations on November 12, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,905,828
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	127%
Swap	(27)%
Total	100%
Material Fund Changes
On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Fund liquidated at the close of business day April 27, 2026.
This is a summary of certain changes to the Fund since October 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated October 22, 2025, as amended April 7, 2026 at https://www.tradretfs.com/snpx#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/snpx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long SNPS Daily ETF
Tradr
2X Long SRPT
Daily ETF
SRPU
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long SRPT Daily ETF (“Fund”) for the period of October 22, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/srpu#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long SRPT Daily ETF (SRPU)	$43	1.30%[2]
1	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$3,930,436
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	110%
Swap	(10)%
Total	100%
Material Fund Changes
On May 20, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund.  The Fund will be liquidated on or about June 18, 2026.
This is summary of certain changes to the Fund since Oct 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated October 22, 2025, as amended May 20, 2026 at https://www.tradretfs.com/srpu#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/srpu#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long SRPT Daily ETF
Tradr
2X Long USAR
Daily ETF
USAX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long USAR Daily ETF (“Fund”) for the period of January 12, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/usax#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long USAR Daily ETF (USAX)	$25	1.49%[2]
1	The Fund commenced operations on January 12, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$7,321,449
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	158%
Swap	(58)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/usax#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long USAR Daily ETF
Tradr
2X Long WDC
Daily ETF
WDCX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long WDC Daily ETF (“Fund”) for the period of January 26, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/wdcx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long WDC Daily ETF (WDCX)	$28	1.49%[2]
1	The Fund commenced operations on January 26, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$32,554,018
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	119%
Swap	(19)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/wdcx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long WDC Daily ETF
Tradr
2X Long WULF
Daily ETF
WULX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Long WULF Daily ETF (“Fund”) for the period of October 22, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/wulx#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Long WULF Daily ETF (WULX)	$51	1.30%[2]
1	The Fund commenced operations on October 22, 2025. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$8,483,844
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	93%
Swap	7%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/wulx#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Long WULF Daily ETF
Tradr
2X Short AMZN
Daily ETF
AMZO
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Short AMZN Daily ETF (“Fund”) for the period of March 23, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/amzo#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short AMZN Daily ETF (AMZO)	$4	1.49%[2]
1	The Fund commenced operations on March 23, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$251,738
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	99%
Swap	1%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/amzo#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Short AMZN Daily ETF
Tradr
2X Short APLD
Daily ETF
APLZ
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Short APLD Daily ETF (“Fund”) for the period of January 21, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/aplz#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short APLD Daily ETF (APLZ)	$26	1.49%[2]
1	The Fund commenced operations on January 21, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,978,986
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	146%
Swap	(46)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/aplz#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Short APLD Daily ETF
Tradr
2X Short BE
Daily ETF
BEZ
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Short BE Daily ETF (“Fund”) for the period of February 10, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/bez#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short BE Daily ETF (BEZ)	$18	1.49%[2]
1	The Fund commenced operations on February 10, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,973,134
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	142%
Swap	(42)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/bez#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Short BE Daily ETF
Tradr
2X Short CLSK
Daily ETF
CLSZ
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Short CLSK Daily ETF (“Fund”) for the period of February 18, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/clsz#literature. You can also request this information by contacting us at (888) 528-7237.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short CLSK Daily ETF (CLSZ)	$16	1.49%[2]
1	The Fund commenced operations on February 18, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$113,791
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	11,592%
Swap	2,602%
Total	100%
Material Fund Changes
On May 20, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation of the Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund.  The Fund will be liquidated on or about June 18, 2026.
This is summary of certain changes to the Fund since Oct 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated January 20, 2026, as amended May 20, 2026 at https://www.tradretfs.com/srpu#literature.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/clsz#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Short CLSK Daily ETF
Tradr
2X Short IREN
Daily ETF
IREZ
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Short IREN Daily ETF (“Fund”) for the period of January 21, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/irez#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short IREN Daily ETF (IREZ)	$31	1.49%[2]
1	The Fund commenced operations on January 21, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$20,828,031
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	67%
Swap	33%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/irez#literature. You can also request this information by contacting us at (888) 528-7237.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Short IREN Daily ETF
Tradr
2X Short NBIS
Daily ETF
NBIZ
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Short NBIS Daily ETF (“Fund”) for the period of January 21, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/nbiz#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short NBIS Daily ETF (NBIZ)	$20	1.49%[2]
1	The Fund commenced operations on January 21, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$4,187,654
Total number of portfolio holdings	1
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	138%
Swap	(38)%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.tradretfs.com/nbiz#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Short NBIS Daily ETF
Tradr
2X Short SMR
Daily ETF
SMZ
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Tradr 2X Short SMR Daily ETF (“Fund”) for the period of February 10, 2026 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at www.tradretfs.com/smz#literature. You can also request this information by contacting us at (888) 528-7237.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Tradr 2X Short SMR Daily ETF (SMZ)	$30	1.49%[2]
1	The Fund commenced operations on February 10, 2026. If the Fund had been operational for the entire semi-annual period of October 1, 2025 to March 31, 2026, expenses would have been higher.
2	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,962,758
Total number of portfolio holdings	2
Portfolio turnover rate as of the end of the reporting period	0%
Graphical Representation of Holdings
The table below shows the investment makeup of the Fund, representing percentage of the total net assets of the Fund. *Cash includes cash, cash equivalents and other assets less liabilities.
Allocation of Portfolio Holdings
Cash*	76%
Swap	24%
Total	100%
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.tradretfs.com/smz#literature. You can also request this information by contacting us at (833) 297-2587.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 528-7237 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
The Fund's distributor is ALPS Distributors, Inc.
Tradr 2X Short SMR Daily ETF

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Tradr 2X Long BE Daily ETF	Tradr 2X Long OPEN Daily ETF	Tradr 2X Short AMZN Daily ETF
(BEX)	(OPEX)	(AMZO)

Tradr 2X Long CLS Daily ETF	Tradr 2X Long PATH Daily ETF	Tradr 2X Short APLD Daily ETF
(CSEX)	(PATX)	(APLZ)

Tradr 2X Long CRML Daily ETF	Tradr 2X Long SNPS Daily ETF	Tradr 2X Short BE Daily ETF
(CRMX)	(SNPX)	(BEZ)

Tradr 2X Long FLY Daily ETF	Tradr 2X Long SRPT Daily ETF	Tradr 2X Short CLSK Daily ETF
(FLYT)	(SRPU)	(CLSZ)

Tradr 2x Long IREN Daily ETF	Tradr 2X Long USAR Daily ETF	Tradr 2X Short IREN Daily ETF
(IREX)	(USAX)	(IREZ)

Tradr 2x Long NNE Daily ETF	Tradr 2X Long WDC Daily ETF	Tradr 2X Short NBIS Daily ETF
(NNEX)	(WDCX)	(NBIZ)

Tradr 2X Long ONDS Daily ETF	Tradr 2X Long WULF Daily ETF	Tradr 2X Short SMR Daily ETF
(ONDU)	(WULX)	(SMZ)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

MARCH 31, 2026

Tradr ETFs

Each a series of Investment Managers Series Trust II

This report and the financial statements contained herein are provided for the general information of the shareholders of the Tradr ETFs (the “ETFs”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.tradretfs.com

Tradr 2X Long BE Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$40,765,009
TOTAL NET ASSETS — 100.0%	$40,765,009

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Bloom Energy Corporation	Receive	5.39% (OBFR01* + 175bps)	At Maturity	12/16/2026	$66,129,730	$-	$9,120,931
TOTAL EQUITY SWAP CONTRACTS								$9,120,931

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

1

Tradr 2X Long CLS Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$8,606,647
TOTAL NET ASSETS — 100.0%	$8,606,647

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Celestica, Inc.	Receive	5.39% (OBFR01* + 175bps)	At Maturity	12/16/2026	$17,099,641	$-	$(5,405,201)
TOTAL EQUITY SWAP CONTRACTS								$(5,405,201)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

2

Tradr 2X Long CRML Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$6,732,231
TOTAL NET ASSETS — 100.0%	$6,732,231

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Critical Metals Corporation	Receive	8.64% (OBFR01* + 500bps)	At Maturity	2/17/2027	$5,539,065	$-	$(18,082,377)
Marex	Critical Metals Corporation	Receive	6.64% (OBFR01* + 300bps)	At Maturity	3/9/2027	8,515,603	-	1,262,396
TOTAL EQUITY SWAP CONTRACTS								$(16,819,981)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

3

Tradr 2X Long FLY Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$5,747,836
TOTAL NET ASSETS — 100.0%	$5,747,836

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Firefly Aerospace, Inc.	Receive	7.64% (OBFR01* + 400bps)	At Maturity	11/23/2026	$8,654,520	$-	$1,789,779
TOTAL EQUITY SWAP CONTRACTS								$1,789,779

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

4

Tradr 2X Long IREN Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$36,576,984
TOTAL NET ASSETS — 100.0%	$36,576,984

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	IREN Ltd.	Receive	9.14% (OBFR01* + 550bps)	At Maturity	11/23/2026	$67,919,591	$-	$5,250,926
TOTAL EQUITY SWAP CONTRACTS								$5,250,926

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

5

Tradr 2X Long NNE Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$969,275
TOTAL NET ASSETS — 100.0%	$969,275

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Nano Nuclear Energy, Inc.	Receive	6.64% (OBFR01* + 300bps)	At Maturity	12/13/2026	$2,006,320	$-	$(95,859)
TOTAL EQUITY SWAP CONTRACTS								$(95,859)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

6

Tradr 2X Long ONDS Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$3,709,564
TOTAL NET ASSETS — 100.0%	$3,709,564

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Ondas Holdings, Inc.	Receive	6.64% (OBFR01* + 300bps)	At Maturity	3/9/2027	$7,240,270	$-	$147,316
TOTAL EQUITY SWAP CONTRACTS								$147,316

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

7

Tradr 2X Long OPEN Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$10,349,408
TOTAL NET ASSETS — 100.0%	$10,349,408

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Opendoor Technologies, Inc.	Receive	32.64% (OBFR01* + 2900bps)	At Maturity	11/25/2026	$362	$-	$(124)
Marex	Opendoor Technologies, Inc.	Receive	9.64% (OBFR01* + 600bps)	At Maturity	11/23/2026	21,171,674	-	(2,118,423)
TOTAL EQUITY SWAP CONTRACTS								$(2,118,547)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

8

Tradr 2X Long PATH Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$3,004,363
TOTAL NET ASSETS — 100.0%	$3,004,363

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clearstreet	UiPath, Inc.	Receive	7.14% (OBFR01* + 350bps)	At Maturity	2/17/2027	$1,556,435	$-	$(1,767,394)
TOTAL EQUITY SWAP CONTRACTS								$(1,767,394)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

9

Tradr 2X Long SNPS Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,905,828
TOTAL NET ASSETS — 100.0%	$1,905,828

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Synopsys, Inc.	Receive	5.39% (OBFR01* + 175bps)	At Maturity	12/16/2026	$3,992,688	$-	$(520,846)
TOTAL EQUITY SWAP CONTRACTS								$(520,846)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

10

Tradr 2X Long SRPT Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$3,930,436
TOTAL NET ASSETS — 100.0%	$3,930,436

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Sarepta Therapeutics, Inc.	Receive	8.64% (OBFR01* + 500bps)	At Maturity	11/25/2026	$7,021,348	$-	$(411,688)
TOTAL EQUITY SWAP CONTRACTS								$(411,688)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

11

Tradr 2X Long USAR Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$7,321,449
TOTAL NET ASSETS — 100.0%	$7,321,449

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	USA Rare Earth, Inc.	Receive	8.64% (OBFR01* + 500bps)	At Maturity	2/17/2027	$4,589,614	$-	$(3,937,993)
Marex	USA Rare Earth, Inc.	Receive	7.14% (OBFR01* + 350bps)	At Maturity	3/9/2027	11,388,004	-	(308,325)
TOTAL EQUITY SWAP CONTRACTS								$(4,246,318)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

12

Tradr 2X Long WDC Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$32,554,018
TOTAL NET ASSETS — 100.0%	$32,554,018

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Western Digital Corporation	Receive	5.39% (OBFR01* + 175bps)	At Maturity	3/3/2027	$65,862,948	$-	$(6,185,738)
TOTAL EQUITY SWAP CONTRACTS								$(6,185,738)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

13

Tradr 2X Long WULF Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$8,483,844
TOTAL NET ASSETS — 100.0%	$8,483,844

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Terawulf, Inc.	Receive	8.64% (OBFR01* + 500bps)	At Maturity	11/23/2026	$14,210,252	$-	$627,599
TOTAL EQUITY SWAP CONTRACTS								$627,599

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

14

Tradr 2X Short AMZN Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$251,738
TOTAL NET ASSETS — 100.0%	$251,738

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Marex	Amazon.com, Inc.	Pay	2.14% (OBFR01* - 150bps)	At Maturity	4/24/2027	$(507,654)	$-	$1,664
TOTAL EQUITY SWAP CONTRACTS								$1,664

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

15

Tradr 2X Short APLD Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,978,986
TOTAL NET ASSETS — 100.0%	$1,978,986

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Applied Digital Corporation	Pay	-1.36% (OBFR01* - 500bps)	At Maturity	2/24/2027	$(280,127)	$-	$14,218
Marex	Applied Digital Corporation	Pay	0.64% (OBFR01* - 300bps)	At Maturity	3/10/2027	(3,801,744)	-	(932,602)
TOTAL EQUITY SWAP CONTRACTS								$(918,384)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

16

Tradr 2X Short BE Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$2,973,134
TOTAL NET ASSETS — 100.0%	$2,973,134

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Bloom Energy Corporation	Pay	1.64% (OBFR01* - 200bps)	At Maturity	3/17/2027	$(547,704)	$-	$(218,879)
Marex	Bloom Energy Corporation	Pay	1.64% (OBFR01* - 200bps)	At Maturity	3/25/2027	(5,482,467)	-	(1,026,722)
TOTAL EQUITY SWAP CONTRACTS								$(1,245,601)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

17

Tradr 2X Short CLSK Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$113,791
TOTAL NET ASSETS — 100.0%	$113,791

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	CleanSpark, Inc.	Pay	-13.36% (OBFR01* - 1700bps)	At Maturity	3/24/2027	$(278,544)	$-	$56,818
TOTAL EQUITY SWAP CONTRACTS								$56,818

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

18

Tradr 2X Short IREN Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$20,828,031
TOTAL NET ASSETS — 100.0%	$20,828,031

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	IREN Ltd.	Pay	2.64% (OBFR01* - 100bps)	At Maturity	2/24/2027	$(51,170,506)	$-	$6,791,710
TOTAL EQUITY SWAP CONTRACTS								$6,791,710

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

19

Tradr 2X Short NBIS Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$4,187,654
TOTAL NET ASSETS — 100.0%	$4,187,654

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Nebius Group N.V.	Pay	2.64% (OBFR01* - 100bps)	At Maturity	2/24/2027	$(9,065,451)	$-	$(1,605,014)
TOTAL EQUITY SWAP CONTRACTS								$(1,605,014)

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

20

Tradr 2X Short SMR Daily ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$1,962,758
TOTAL NET ASSETS — 100.0%	$1,962,758

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Nuscale Power Corporation	Pay	-1.36% (OBFR01* - 500bps)	At Maturity	3/17/2027	$(1,565,944)	$-	$669,923
Marex	Nuscale Power Corporation	Pay	3.64% (OBFR01* - 200bps)	At Maturity	4/2/2027	(3,083,322)	-	(204,503)
TOTAL EQUITY SWAP CONTRACTS								$465,420

*	OBFR01 - Overnight Bank Funding Rate, 3.64% as of March 31, 2026.

See accompanying Notes to Financial Statements.

21

Tradr Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of March 31, 2026 (Unaudited)

	Tradr 2X Long BE Daily ETF	Tradr 2X Long CLS Daily ETF
Assets:
Cash	$661,927	$14,071
Cash collateral held for open swap contracts	31,030,000	14,010,000
Unrealized appreciation on open swap contracts	9,120,931	-
Receivables:
Fund shares sold	-	-
Total assets	40,812,858	14,024,071

Liabilities:
Unrealized depreciation on open swap contracts	-	5,405,201
Payables:
Fund shares redeemed	-	-
Advisory fees	47,849	12,223
Total liabilities	47,849	5,417,424

Net Assets	$40,765,009	$8,606,647

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$32,227,282	$14,162,890
Total distributable earnings (accumulated deficit)	8,537,727	(5,556,243)
Net Assets	$40,765,009	$8,606,647

Shares of beneficial interest issued and outstanding	2,450,000	645,000
Net asset value per share	$16.64	$13.34

See accompanying Notes to Financial Statements.

22

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tradr 2X Long CRML Daily ETF	Tradr 2X Long FLY Daily ETF
Assets:
Cash	$202,504	$1,314,964
Cash collateral held for open swap contracts	23,361,827	3,255,928
Unrealized appreciation on open swap contracts	1,262,396	1,789,779
Receivables:
Fund shares sold	-	-
Total assets	24,826,727	6,360,671

Liabilities:
Unrealized depreciation on open swap contracts	18,082,377	-
Payables:
Fund shares redeemed	-	605,320
Advisory fees	12,119	7,515
Total liabilities	18,094,496	612,835

Net Assets	$6,732,231	$5,747,836

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$29,600,850	$4,936,397
Total distributable earnings (accumulated deficit)	(22,868,619)	811,439
Net Assets	$6,732,231	$5,747,836

Shares of beneficial interest issued and outstanding	538,322[1]	380,000
Net asset value per share	$12.51	$15.13

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

23

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tradr 2X Long IREN Daily ETF	Tradr 2X Long NNE Daily ETF
Assets:
Cash	$3,183,376	$91,292
Cash collateral held for open swap contracts	28,198,620	976,265
Unrealized appreciation on open swap contracts	5,250,926	-
Receivables:
Fund shares sold	-	-
Receivable for swaps	-	-
Total assets	36,632,922	1,067,557

Liabilities:
Unrealized depreciation on open swap contracts	-	95,859
Payables:
Advisory fees	55,938	2,423
Total liabilities	55,938	98,282

Net Assets	$36,576,984	$969,275

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$93,462,808	$2,322,242
Total distributable earnings (accumulated deficit)	(56,885,824)	(1,352,967)
Net Assets	$36,576,984	$969,275

Shares of beneficial interest issued and outstanding	2,099,981[1]	170,000
Net asset value per share	$17.42	$5.70

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

24

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tradr 2X Long ONDS Daily ETF	Tradr 2X Long OPEN Daily ETF
Assets:
Cash	$318,184	$765,308
Cash collateral held for open swap contracts	3,253,719	11,628,607
Unrealized appreciation on open swap contracts	147,316	-
Receivables:
Fund shares sold	-	-
Receivable for swaps	-	95,317
Total assets	3,719,219	12,489,232

Liabilities:
Unrealized depreciation on open swap contracts	-	2,118,547
Payables:
Advisory fees	9,655	21,277
Total liabilities	9,655	2,139,824

Net Assets	$3,709,564	$10,349,408

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$8,162,737	$13,766,975
Total distributable earnings (accumulated deficit)	(4,453,173)	(3,417,567)
Net Assets	$3,709,564	$10,349,408

Shares of beneficial interest issued and outstanding	435,000	486,650[1]
Net asset value per share	$8.53	$21.27

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

25

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tradr 2X Long PATH Daily ETF	Tradr 2X Long SNPS Daily ETF
Assets:
Cash	$69,790	$210,731
Cash collateral held for open swap contracts	4,710,000	2,220,000
Receivables:
Fund shares sold	-	-
Total assets	4,779,790	2,430,731

Liabilities:
Unrealized depreciation on open swap contracts	1,767,394	520,846
Payables:
Advisory fees	8,033	4,057
Total liabilities	1,775,427	524,903
Net Assets	$3,004,363	$1,905,828

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$4,801,392	$2,474,101
Total distributable earnings (accumulated deficit)	(1,797,029)	(568,273)
Net Assets	$3,004,363	$1,905,828

Shares of beneficial interest issued and outstanding	330,000	85,000
Net asset value per share	$9.10	$22.42

See accompanying Notes to Financial Statements.

26

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tradr 2X Long PATH Daily ETF	Tradr 2X Long SNPS Daily ETF
Assets:
Cash	$69,790	$210,731
Cash collateral held for open swap contracts	4,710,000	2,220,000
Receivables:
Fund shares sold	-	-
Total assets	4,779,790	2,430,731

Liabilities:
Unrealized depreciation on open swap contracts	1,767,394	520,846
Payables:
Advisory fees	8,033	4,057
Total liabilities	1,775,427	524,903

Net Assets	$3,004,363	$1,905,828

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$4,801,392	$2,474,101
Total distributable earnings (accumulated deficit)	(1,797,029)	(568,273)
Net Assets	$3,004,363	$1,905,828

Shares of beneficial interest issued and outstanding	330,000	85,000
Net asset value per share	$9.10	$22.42

See accompanying Notes to Financial Statements.

27

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tradr 2X Long SRPT Daily ETF	Tradr 2X Long USAR Daily ETF
Assets:
Cash	$53,303	$501,631
Cash collateral held for open swap contracts	4,295,000	11,084,563
Receivables:
Fund shares sold	-	-
Total assets	4,348,303	11,586,194

Liabilities:
Unrealized depreciation on open swap contracts	411,688	4,246,318
Payables:
Advisory fees	6,179	18,427
Total liabilities	417,867	4,264,745

Net Assets	$3,930,436	$7,321,449

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$5,352,214	$15,393,880
Total distributable earnings (accumulated deficit)	(1,421,778)	(8,072,431)
Net Assets	$3,930,436	$7,321,449

Shares of beneficial interest issued and outstanding	320,000	560,000
Net asset value per share	$12.28	$13.07

See accompanying Notes to Financial Statements.

28

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tradr 2X Long WDC Daily ETF	Tradr 2X Long WULF Daily ETF
Assets:
Cash	$2,858,743	$1,671,423
Cash collateral held for open swap contracts	35,929,999	6,375,749
Unrealized appreciation on open swap contracts	-	627,599
Receivables:
Fund shares sold	-	-
Total assets	38,788,742	8,674,771

Liabilities:
Unrealized depreciation on open swap contracts	6,185,738	-
Payables:
Fund shares redeemed	-	172,519
Advisory fees	48,986	18,408
Due to Counterparty	-	-
Total liabilities	6,234,724	190,927

Net Assets	$32,554,018	$8,483,844

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$38,918,079	$10,831,871
Total distributable earnings (accumulated deficit)	(6,364,061)	(2,348,027)
Net Assets	$32,554,018	$8,483,844

Shares of beneficial interest issued and outstanding	1,195,000	445,000
Net asset value per share	$27.24	$19.06

See accompanying Notes to Financial Statements.

29

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tradr 2X Short AMZN Daily ETF	Tradr 2X Short APLD Daily ETF
Assets:
Cash	$70,591	$1,431,550
Cash collateral held for open swap contracts	200,817	1,575,541
Unrealized appreciation on open swap contracts	1,664	14,218
Receivables:
Fund shares sold	-	-
Total assets	273,072	3,021,309

Liabilities:
Unrealized depreciation on open swap contracts	-	932,602
Payables:
Fund shares redeemed	-	104,286
Advisory fees	96	5,435
Due to Counterparty	21,238	-
Total liabilities	21,334	1,042,323

Net Assets	$251,738	$1,978,986

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$250,000	$1,624,733
Total distributable earnings (accumulated deficit)	1,738	354,253
Net Assets	$251,738	$1,978,986

Shares of beneficial interest issued and outstanding	10,000	95,000
Net asset value per share	$25.17	$20.83

See accompanying Notes to Financial Statements.

30

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tradr 2X Short BE Daily ETF	Tradr 2X Short CLSK Daily ETF
Assets:
Cash	$1,682,712	$380,908
Cash collateral held for open swap contracts	2,540,139	170,000
Unrealized appreciation on open swap contracts	-	56,818
Receivables:
Fund shares sold	-	-
Total assets	4,222,851	607,726

Liabilities:
Unrealized depreciation on open swap contracts	1,245,601	-
Payables:
Fund shares redeemed	-	493,307
Advisory fees	4,116	628
Total liabilities	1,249,717	493,935

Net Assets	$2,973,134	$113,791

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$3,100,201	$57,704
Total distributable earnings (accumulated deficit)	(127,067)	56,087
Net Assets	$2,973,134	$113,791

Shares of beneficial interest issued and outstanding	165,000	5,000
Net asset value per share	$18.02	$22.76

See accompanying Notes to Financial Statements.

31

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

	Tradr 2X Short IREN Daily ETF	Tradr 2X Short NBIS Daily ETF
Assets:
Cash	$436,897	$61,535
Cash collateral held for open swap contracts	9,580,000	4,520,000
Unrealized appreciation on open swap contracts	6,791,710	-
Receivables:
Fund shares sold	4,045,883	1,218,816
Total assets	20,854,490	5,800,351

Liabilities:
Unrealized depreciation on open swap contracts	-	1,605,014
Payables:
Fund shares redeemed	-	-
Advisory fees	26,459	7,683
Total liabilities	26,459	1,612,697

Net Assets	$20,828,031	$4,187,654

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$13,953,832	$5,774,087
Total distributable earnings (accumulated deficit)	6,874,199	(1,586,433)
Net Assets	$20,828,031	$4,187,654

Shares of beneficial interest issued and outstanding	695,000	395,000
Net asset value per share	$29.97	$10.60

See accompanying Notes to Financial Statements.

32

Tradr Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of March 31, 2026 (Unaudited)

Tradr 2X Short SMR Daily ETF
Assets:
Cash	$681,078
Cash collateral held for open swap contracts	1,570,447
Unrealized appreciation on open swap contracts	669,923
Receivables:
Fund shares sold	-
Total assets	2,921,448

Liabilities:
Unrealized depreciation on open swap contracts	204,503
Payables:
Advisory fees	4,081
Payable for cash collateral	750,106
Total liabilities	958,690

Net Assets	$1,962,758

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$913,780
Total distributable earnings (accumulated deficit)	1,048,978
Net Assets	$1,962,758

Shares of beneficial interest issued and outstanding	40,000
Net asset value per share	$49.07

See accompanying Notes to Financial Statements.

33

Tradr Funds

STATEMENTS OF OPERATIONS

For the Period Ended March 31, 2026 (Unaudited)

	Tradr 2X Long BE Daily ETF1	Tradr 2X Long CLS Daily ETF1
Investment Income:
Interest	$195,292	$111,125
Total investment income	195,292	111,125

Expenses:
Advisory fees	142,668	36,668
Total expenses	142,668	36,668
Net investment income (loss)	52,624	74,457

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(635,828)	(225,499)
Net realized gain (loss)	(635,828)	(225,499)
Net change in unrealized appreciation/depreciation on:
Swap contracts	9,120,931	(5,405,201)
Net change in unrealized appreciation/depreciation	9,120,931	(5,405,201)
Net realized and unrealized gain (loss)	8,485,103	(5,630,700)

Net Increase (Decrease) in Net Assets from Operations	$8,537,727	$(5,556,243)

1	The Fund commenced operations on November 12, 2025.

See accompanying Notes to Financial Statements.

34

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended March 31, 2026 (Unaudited)

	Tradr 2X Long CRML Daily ETF1	Tradr 2X Long FLY Daily ETF2
Investment Income:
Interest	$146,122	$27,996
Total investment income	146,122	27,996

Expenses:
Advisory fees	32,446	14,568
Total expenses	32,446	14,568
Net investment income (loss)	113,676	13,428

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(6,162,314)	(991,768)
Net realized gain (loss)	(6,162,314)	(991,768)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(16,819,981)	1,789,779
Net change in unrealized appreciation/depreciation	(16,819,981)	1,789,779
Net realized and unrealized gain (loss)	(22,982,295)	798,011

Net Increase (Decrease) in Net Assets from Operations	$(22,868,619)	$811,439

1	The Fund commenced operations on January 12, 2026.
2	The Fund commenced operations on October 22, 2025.

See accompanying Notes to Financial Statements.

35

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended March 31, 2026 (Unaudited)

	Tradr 2X Long IREN Daily ETF1	Tradr 2X Long NNE Daily ETF2
Investment Income:
Interest	$483,851	$10,691
Total investment income	483,851	10,691

Expenses:
Advisory fees	223,496	4,726
Total expenses	223,496	4,726
Net investment income (loss)	260,355	5,965

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(62,397,105)	(1,263,073)
Net realized gain (loss)	(62,397,105)	(1,263,073)
Net change in unrealized appreciation/depreciation on:
Swap contracts	5,250,926	(95,859)
Net change in unrealized appreciation/depreciation	5,250,926	(95,859)
Net realized and unrealized gain (loss)	(57,146,179)	(1,358,932)

Net Increase (Decrease) in Net Assets from Operations	$(56,885,824)	$(1,352,967)

1	The Fund commenced operations on October 22, 2025.
2	The Fund commenced operations on November 12, 2025.

See accompanying Notes to Financial Statements.

36

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended March 31, 2026 (Unaudited)

	Tradr 2X Long ONDS Daily ETF1	Tradr 2X Long OPEN Daily ETF2
Investment Income:
Interest	$33,849	$181,849
Total investment income	33,849	181,849

Expenses:
Advisory fees	11,676	98,447
Total expenses	11,676	98,447
Net investment income (loss)	22,173	83,402

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(4,622,662)	(1,382,422)
Net realized gain (loss)	(4,622,662)	(1,382,422)
Net change in unrealized appreciation/depreciation on:
Swap contracts	147,316	(2,118,547)
Net change in unrealized appreciation/depreciation	147,316	(2,118,547)
Net realized and unrealized gain (loss)	(4,475,346)	(3,500,969)

Net Increase (Decrease) in Net Assets from Operations	$(4,453,173)	$(3,417,567)

1	The Fund commenced operations on January 12, 2026.
2	The Fund commenced operations on October 22, 2025.

See accompanying Notes to Financial Statements.

37

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended March 31, 2026 (Unaudited)

	Tradr 2X Long PATH Daily ETF1	Tradr 2X Long SNPS Daily ETF2
Investment Income:
Interest	$24,933	$22,186
Total investment income	24,933	22,186

Expenses:
Advisory fees	9,148	9,988
Total expenses	9,148	9,988
Net investment income (loss)	15,785	12,198

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(45,420)	(59,625)
Net realized gain (loss)	(45,420)	(59,625)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(1,767,394)	(520,846)
Net change in unrealized appreciation/depreciation	(1,767,394)	(520,846)
Net realized and unrealized gain (loss)	(1,812,814)	(580,471)

Net Increase (Decrease) in Net Assets from Operations	$(1,797,029)	$(568,273)

1	The Fund commenced operations on January 12, 2026.
2	The Fund commenced operations on November 12, 2025.

See accompanying Notes to Financial Statements.

38

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended March 31, 2026 (Unaudited)

	Tradr 2X Long SRPT Daily ETF1	Tradr 2X Long USAR Daily ETF2
Investment Income:
Interest	$63,761	$65,174
Total investment income	63,761	65,174

Expenses:
Advisory fees	21,274	25,573
Total expenses	21,274	25,573
Net investment income (loss)	42,487	39,601

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(1,052,577)	(3,865,714)
Net realized gain (loss)	(1,052,577)	(3,865,714)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(411,688)	(4,246,318)
Net change in unrealized appreciation/depreciation	(411,688)	(4,246,318)
Net realized and unrealized gain (loss)	(1,464,265)	(8,112,032)

Net Increase (Decrease) in Net Assets from Operations	$(1,421,778)	$(8,072,431)

1	The Fund commenced operations on October 22, 2025.
2	The Fund commenced operations on January 12, 2026.

See accompanying Notes to Financial Statements.

39

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended March 31, 2026 (Unaudited)

	Tradr 2X Long WDC Daily ETF1	Tradr 2X Long WULF Daily ETF2
Investment Income:
Interest	$170,432	$114,241
Total investment income	170,432	114,241

Expenses:
Advisory fees	80,871	60,571
Total expenses	80,871	60,571
Net investment income (loss)	89,561	53,670

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	(267,884)	(3,029,296)
Net realized gain (loss)	(267,884)	(3,029,296)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(6,185,738)	627,599
Net change in unrealized appreciation/depreciation	(6,185,738)	627,599
Net realized and unrealized gain (loss)	(6,453,622)	(2,401,697)

Net Increase (Decrease) in Net Assets from Operations	$(6,364,061)	$(2,348,027)

1	The Fund commenced operations on January 26, 2026.
2	The Fund commenced operations on October 22, 2025.

See accompanying Notes to Financial Statements.

40

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended March 31, 2026 (Unaudited)

	Tradr 2X Short AMZN Daily ETF1	Tradr 2X Short APLD Daily ETF2
Investment Income:
Interest	$145	$11,351
Total investment income	145	11,351

Expenses:
Advisory fees	96	5,939
Total expenses	96	5,939
Net investment income (loss)	49	5,412

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	25	1,267,225
Net realized gain (loss)	25	1,267,225
Net change in unrealized appreciation/depreciation on:
Swap contracts	1,664	(918,384)
Net change in unrealized appreciation/depreciation	1,664	(918,384)
Net realized and unrealized gain (loss)	1,689	348,841

Net Increase (Decrease) in Net Assets from Operations	$1,738	$354,253

1	The Fund commenced operations on March 23, 2026.
2	The Fund commenced operations on January 21, 2026.

See accompanying Notes to Financial Statements.

41

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended March 31, 2026 (Unaudited)

	Tradr 2X Short BE Daily ETF1	Tradr 2X Short CLSK Daily ETF2
Investment Income:
Interest	$8,597	$1,557
Total investment income	8,597	1,557

Expenses:
Advisory fees	4,116	628
Total expenses	4,116	628
Net investment income (loss)	4,481	929

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	1,114,053	(1,660)
Net realized gain (loss)	1,114,053	(1,660)
Net change in unrealized appreciation/depreciation on:
Swap contracts	(1,245,601)	56,818
Net change in unrealized appreciation/depreciation	(1,245,601)	56,818
Net realized and unrealized gain (loss)	(131,548)	55,158

Net Increase (Decrease) in Net Assets from Operations	$(127,067)	$56,087

1	The Fund commenced operations on February 10, 2026.
2	The Fund commenced operations on February 18, 2026.

See accompanying Notes to Financial Statements.

42

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended March 31, 2026 (Unaudited)

	Tradr 2X Short IREN Daily ETF[1]	Tradr 2X Short NBIS Daily ETF[1]
Investment Income:
Interest	$59,234	$18,939
Total investment income	59,234	18,939

Expenses:
Advisory fees	35,703	7,862
Total expenses	35,703	7,862
Net investment income (loss)	23,531	11,077

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	58,958	7,504
Net realized gain (loss)	58,958	7,504
Net change in unrealized appreciation/depreciation on:
Swap contracts	6,791,710	(1,605,014)
Net change in unrealized appreciation/depreciation	6,791,710	(1,605,014)
Net realized and unrealized gain (loss)	6,850,668	(1,597,510)

Net Increase (Decrease) in Net Assets from Operations	$6,874,199	$(1,586,433)

[1]	The Fund commenced operations on January 21, 2026.

See accompanying Notes to Financial Statements.

43

Tradr Funds

STATEMENTS OF OPERATIONS - Continued

For the Period Ended March 31, 2026 (Unaudited)

Tradr 2X Short SMR Daily ETF[1]
Investment Income:
Interest	$7,156
Total investment income	7,156

Expenses:
Advisory fees	4,081
Total expenses	4,081
Net investment income (loss)	3,075

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Swap contracts	580,483
Net realized gain (loss)	580,483
Net change in unrealized appreciation/depreciation on:
Swap contracts	465,420
Net change in unrealized appreciation/depreciation	465,420
Net realized and unrealized gain (loss)	1,045,903

Net Increase (Decrease) in Net Assets from Operations	$1,048,978

[1]	The Fund commenced operations on February 10, 2026.

See accompanying Notes to Financial Statements.

44

Tradr 2X Long BE Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$52,624
Net realized gain (loss) on swap contracts	(635,828)
Net change in unrealized appreciation/depreciation on swap contracts	9,120,931
Net increase (decrease) in net assets resulting from operations	8,537,727

Capital Transactions:
Net proceeds from shares sold	74,007,256
Cost of shares redeemed	(41,779,974)
Net increase (decrease) in net assets from capital transactions	32,227,282

Total increase (decrease) in net assets	40,765,009

Net Assets:
Beginning of period	-
End of period	$40,765,009
Capital Share Transactions:
Shares sold	4,230,000
Shares redeemed	(1,780,000)
Net increase (decrease) in capital share transactions	2,450,000

[1]	The Fund commenced operations on November 12, 2025.

See accompanying Notes to Financial Statements.

45

Tradr 2X Long CLS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$74,457
Net realized gain (loss) on swap contracts	(225,499)
Net change in unrealized appreciation/depreciation on swap contracts	(5,405,201)
Net increase (decrease) in net assets resulting from operations	(5,556,243)

Capital Transactions:
Net proceeds from shares sold	24,371,255
Cost of shares redeemed	(10,208,365)
Net increase (decrease) in net assets from capital transactions	14,162,890

Total increase (decrease) in net assets	8,606,647

Net Assets:
Beginning of period	-
End of period	$8,606,647
Capital Share Transactions:
Shares sold	1,280,000
Shares redeemed	(635,000)
Net increase (decrease) in capital share transactions	645,000

1 The Fund commenced operations on November 12, 2025.

See accompanying Notes to Financial Statements.

46

Tradr 2X Long CRML Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$113,676
Net realized gain (loss) on swap contracts	(6,162,314)
Net change in unrealized appreciation/depreciation on swap contracts	(16,819,981)
Net increase (decrease) in net assets resulting from operations	(22,868,619)

Capital Transactions:
Net proceeds from shares sold	42,210,303
Cost of shares redeemed	(12,609,453)
Net increase (decrease) in net assets from capital transactions	29,600,850

Total increase (decrease) in net assets	6,732,231

Net Assets:
Beginning of period	-
End of period	$6,732,231
Capital Share Transactions[2]:
Shares sold	818,334
Shares redeemed	(280,012)
Net increase (decrease) in capital share transactions	538,322

1 The Fund commenced operations on January 12, 2026.

2 The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

47

Tradr 2X Long FLY Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$13,428
Net realized gain (loss) on swap contracts	(991,768)
Net change in unrealized appreciation/depreciation on swap contracts	1,789,779
Net increase (decrease) in net assets resulting from operations	811,439

Capital Transactions:
Net proceeds from shares sold	8,034,289
Cost of shares redeemed	(3,097,892)
Net increase (decrease) in net assets from capital transactions	4,936,397

Total increase (decrease) in net assets	5,747,836

Net Assets:
Beginning of period	-
End of period	$5,747,836
Capital Share Transactions:
Shares sold	550,000
Shares redeemed	(170,000)
Net increase (decrease) in capital share transactions	380,000

1 The Fund commenced operations on October 22, 2025.

See accompanying Notes to Financial Statements.

48

Tradr 2X Long IREN Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$260,355
Net realized gain (loss) on swap contracts	(62,397,105)
Net change in unrealized appreciation/depreciation on swap contracts	5,250,926
Net increase (decrease) in net assets resulting from operations	(56,885,824)

Capital Transactions:
Net proceeds from shares sold	177,584,035
Cost of shares redeemed	(84,121,227)
Net increase (decrease) in net assets from capital transactions	93,462,808

Total increase (decrease) in net assets	36,576,984

Net Assets:
Beginning of period	-
End of period	$36,576,984
Capital Share Transactions[2]:
Shares sold	4,333,333
Shares redeemed	(2,233,352)
Net increase (decrease) in capital share transactions	2,099,981

1 The Fund commenced operations on October 22, 2025.

2 The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

49

Tradr 2X Long NNE Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$5,965
Net realized gain (loss) on swap contracts	(1,263,073)
Net change in unrealized appreciation/depreciation on swap contracts	(95,859)
Net increase (decrease) in net assets resulting from operations	(1,352,967)

Capital Transactions:
Net proceeds from shares sold	2,927,515
Cost of shares redeemed	(605,273)
Net increase (decrease) in net assets from capital transactions	2,322,242

Total increase (decrease) in net assets	969,275

Net Assets:
Beginning of period	-
End of period	$969,275
Capital Share Transactions:
Shares sold	205,000
Shares redeemed	(35,000)
Net increase (decrease) in capital share transactions	170,000

1 The Fund commenced operations on November 12, 2025.

See accompanying Notes to Financial Statements.

50

Tradr 2X Long ONDS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$22,173
Net realized gain (loss) on swap contracts	(4,622,662)
Net change in unrealized appreciation/depreciation on swap contracts	147,316
Net increase (decrease) in net assets resulting from operations	(4,453,173)

Capital Transactions:
Net proceeds from shares sold	15,205,451
Cost of shares redeemed	(7,042,714)
Net increase (decrease) in net assets from capital transactions	8,162,737

Total increase (decrease) in net assets	3,709,564

Net Assets:
Beginning of period	-
End of period	$3,709,564
Capital Share Transactions:
Shares sold	990,000
Shares redeemed	(555,000)
Net increase (decrease) in capital share transactions	435,000

1 The Fund commenced operations on January 12, 2026.

See accompanying Notes to Financial Statements.

51

Tradr 2X Long OPEN Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$83,402
Net realized gain (loss) on swap contracts	(1,382,422)
Net change in unrealized appreciation/depreciation on swap contracts	(2,118,547)
Net increase (decrease) in net assets resulting from operations	(3,417,567)

Capital Transactions:
Net proceeds from shares sold	118,379,745
Cost of shares redeemed	(104,612,770)
Net increase (decrease) in net assets from capital transactions	13,766,975

Total increase (decrease) in net assets	10,349,408

Net Assets:
Beginning of period	-
End of period	$10,349,408
Capital Share Transactions[2]:
Shares sold	1,900,000
Shares redeemed	(1,413,350)
Net increase (decrease) in capital share transactions	486,650

1 The Fund commenced operations on October 22, 2025.

2 The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.

See accompanying Notes to Financial Statements.

52

Tradr 2X Long PATH Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$15,785
Net realized gain (loss) on swap contracts	(45,420)
Net change in unrealized appreciation/depreciation on swap contracts	(1,767,394)
Net increase (decrease) in net assets resulting from operations	(1,797,029)

Capital Transactions:
Net proceeds from shares sold	8,085,493
Cost of shares redeemed	(3,284,101)
Net increase (decrease) in net assets from capital transactions	4,801,392

Total increase (decrease) in net assets	3,004,363

Net Assets:
Beginning of period	-
End of period	$3,004,363

Capital Share Transactions:
Shares sold	640,000
Shares redeemed	(310,000)
Net increase (decrease) in capital share transactions	330,000

[1]	The Fund commenced operations on January 12, 2026.

See accompanying Notes to Financial Statements.

53

Tradr 2X Long SNPS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$12,198
Net realized gain (loss) on swap contracts	(59,625)
Net change in unrealized appreciation/depreciation on swap contracts	(520,846)
Net increase (decrease) in net assets resulting from operations	(568,273)

Capital Transactions:
Net proceeds from shares sold	3,709,172
Cost of shares redeemed	(1,235,071)
Net increase (decrease) in net assets from capital transactions	2,474,101

Total increase (decrease) in net assets	1,905,828

Net Assets:
Beginning of period	-
End of period	$1,905,828
Capital Share Transactions:
Shares sold	125,000
Shares redeemed	(40,000)
Net increase (decrease) in capital share transactions	85,000

[1]	The Fund commenced operations on November 12, 2025.

See accompanying Notes to Financial Statements.

54

Tradr 2X Long SRPT Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$42,487
Net realized gain (loss) on swap contracts	(1,052,577)
Net change in unrealized appreciation/depreciation on swap contracts	(411,688)
Net increase (decrease) in net assets resulting from operations	(1,421,778)
Capital Transactions:
Net proceeds from shares sold	8,355,829
Cost of shares redeemed	(3,003,615)
Net increase (decrease) in net assets from capital transactions	5,352,214

Total increase (decrease) in net assets	3,930,436

Net Assets:
Beginning of period	-
End of period	$3,930,436
Capital Share Transactions:
Shares sold	565,000
Shares redeemed	(245,000)
Net increase (decrease) in capital share transactions	320,000

[1]	The Fund commenced operations on October 22, 2025.

See accompanying Notes to Financial Statements.

55

Tradr 2X Long USAR Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$39,601
Net realized gain (loss) on swap contracts	(3,865,714)
Net change in unrealized appreciation/depreciation on swap contracts	(4,246,318)
Net increase (decrease) in net assets resulting from operations	(8,072,431)

Capital Transactions:
Net proceeds from shares sold	28,070,927
Cost of shares redeemed	(12,677,047)
Net increase (decrease) in net assets from capital transactions	15,393,880

Total increase (decrease) in net assets	7,321,449

Net Assets:
Beginning of period	-
End of period	$7,321,449
Capital Share Transactions:
Shares sold	930,000
Shares redeemed	(370,000)
Net increase (decrease) in capital share transactions	560,000

[1]	The Fund commenced operations on January 12, 2026.

See accompanying Notes to Financial Statements.

56

Tradr 2X Long WDC Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$89,561
Net realized gain (loss) on swap contracts	(267,884)
Net change in unrealized appreciation/depreciation on swap contracts	(6,185,738)
Net increase (decrease) in net assets resulting from operations	(6,364,061)

Capital Transactions:
Net proceeds from shares sold	60,656,505
Cost of shares redeemed	(21,738,426)
Net increase (decrease) in net assets from capital transactions	38,918,079

Total increase (decrease) in net assets	32,554,018

Net Assets:
Beginning of period	-
End of period	$32,554,018
Capital Share Transactions:
Shares sold	1,930,000
Shares redeemed	(735,000)
Net increase (decrease) in capital share transactions	1,195,000

[1]	The Fund commenced operations on January 26, 2026.

See accompanying Notes to Financial Statements.

57

Tradr 2X Long WULF Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$53,670
Net realized gain (loss) on swap contracts	(3,029,296)
Net change in unrealized appreciation/depreciation on swap contracts	627,599
Net increase (decrease) in net assets resulting from operations	(2,348,027)

Capital Transactions:
Net proceeds from shares sold	40,244,210
Cost of shares redeemed	(29,412,339)
Net increase (decrease) in net assets from capital transactions	10,831,871

Total increase (decrease) in net assets	8,483,844

Net Assets:
Beginning of period	-
End of period	$8,483,844
Capital Share Transactions:
Shares sold	1,585,000
Shares redeemed	(1,140,000)
Net increase (decrease) in capital share transactions	445,000

[1]	The Fund commenced operations on October 22, 2025.

See accompanying Notes to Financial Statements.

58

Tradr 2X Short AMZN Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$49
Net realized gain (loss) on swap contracts	25
Net change in unrealized appreciation/depreciation on swap contracts	1,664
Net increase (decrease) in net assets resulting from operations	1,738

Capital Transactions:
Net proceeds from shares sold	250,000
Net increase (decrease) in net assets from capital transactions	250,000

Total increase (decrease) in net assets	251,738

Net Assets:
Beginning of period	-
End of period	$251,738
Capital Share Transactions:
Shares sold	10,000
Net increase (decrease) in capital share transactions	10,000

[1]	The Fund commenced operations on March 23, 2026.

See accompanying Notes to Financial Statements.

59

Tradr 2X Short APLD Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$5,412
Net realized gain (loss) on swap contracts	1,267,225
Net change in unrealized appreciation/depreciation on swap contracts	(918,384)
Net increase (decrease) in net assets resulting from operations	354,253

Capital Transactions:
Net proceeds from shares sold	13,601,142
Cost of shares redeemed	(11,976,409)
Net increase (decrease) in net assets from capital transactions	1,624,733

Total increase (decrease) in net assets	1,978,986

Net Assets:
Beginning of period	-
End of period	$1,978,986
Capital Share Transactions:
Shares sold	775,000
Shares redeemed	(680,000)
Net increase (decrease) in capital share transactions	95,000

[1]	The Fund commenced operations on January 21, 2026.

See accompanying Notes to Financial Statements.

60

Tradr 2X Short BE Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,481
Net realized gain (loss) on swap contracts	1,114,053
Net change in unrealized appreciation/depreciation on swap contracts	(1,245,601)
Net increase (decrease) in net assets resulting from operations	(127,067)

Capital Transactions:
Net proceeds from shares sold	7,851,338
Cost of shares redeemed	(4,751,137)
Net increase (decrease) in net assets from capital transactions	3,100,201

Total increase (decrease) in net assets	2,973,134

Net Assets:
Beginning of period	-
End of period	$2,973,134
Capital Share Transactions:
Shares sold	435,000
Shares redeemed	(270,000)
Net increase (decrease) in capital share transactions	165,000

1 The Fund commenced operations on February 10, 2026.

See accompanying Notes to Financial Statements.

61

Tradr 2X Short CLSK Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$929
Net realized gain (loss) on swap contracts	(1,660)
Net change in unrealized appreciation/depreciation on swap contracts	56,818
Net increase (decrease) in net assets resulting from operations	56,087

Capital Transactions:
Net proceeds from shares sold	2,052,989
Cost of shares redeemed	(1,995,285)
Net increase (decrease) in net assets from capital transactions	57,704

Total increase (decrease) in net assets	113,791

Net Assets:
Beginning of period	-
End of period	$113,791
Capital Share Transactions:
Shares sold	1,947,989
Shares redeemed	(100,000)
Net increase (decrease) in capital share transactions	1,847,989

[1]	The Fund commenced operations on February 18, 2026.

See accompanying Notes to Financial Statements.

62

Tradr 2X Short IREN Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$23,531
Net realized gain (loss) on swap contracts	58,958
Net change in unrealized appreciation/depreciation on swap contracts	6,791,710
Net increase (decrease) in net assets resulting from operations	6,874,199

Capital Transactions:
Net proceeds from shares sold	73,735,324
Cost of shares redeemed	(59,781,492)
Net increase (decrease) in net assets from capital transactions	13,953,832

Total increase (decrease) in net assets	20,828,031

Net Assets:
Beginning of period	-
End of period	$20,828,031
Capital Share Transactions:
Shares sold	3,020,000
Shares redeemed	(2,325,000)
Net increase (decrease) in capital share transactions	695,000

[1]	The Fund commenced operations on January 21, 2026.

See accompanying Notes to Financial Statements.

63

Tradr 2X Short NBIS Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$11,077
Net realized gain (loss) on swap contracts	7,504
Net change in unrealized appreciation/depreciation on swap contracts	(1,605,014)
Net increase (decrease) in net assets resulting from operations	(1,586,433)

Capital Transactions:
Net proceeds from shares sold	18,940,599
Cost of shares redeemed	(13,166,512)
Net increase (decrease) in net assets from capital transactions	5,774,087

Total increase (decrease) in net assets	4,187,654

Net Assets:
Beginning of period	-
End of period	$4,187,654
Capital Share Transactions:
Shares sold	1,610,000
Shares redeemed	(1,215,000)
Net increase (decrease) in capital share transactions	395,000

[1]	The Fund commenced operations on January 21, 2026.

See accompanying Notes to Financial Statements.

64

Tradr 2X Short SMR Daily ETF

STATEMENTS OF CHANGES IN NET ASSETS

For the Period Ended March 31, 2026[1] (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,075
Net realized gain (loss) on swap contracts	580,483
Net change in unrealized appreciation/depreciation on swap contracts	465,420
Net increase (decrease) in net assets resulting from operations	1,048,978

Capital Transactions:
Net proceeds from shares sold	5,151,225
Cost of shares redeemed	(4,237,445)
Net increase (decrease) in net assets from capital transactions	913,780

Total increase (decrease) in net assets	1,962,758

Net Assets:
Beginning of period	-
End of period	$1,962,758
Capital Share Transactions:
Shares sold	140,000
Shares redeemed	(100,000)
Net increase (decrease) in capital share transactions	40,000

[1]	The Fund commenced operations on February 10, 2026.

See accompanying Notes to Financial Statements.

65

Tradr 2X Long BE Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.04
Net realized and unrealized gain (loss)	(8.40)
Total from investment operations	(8.36)
Net asset value, end of period	$16.64

Total return[3,4]	(33.44)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,765

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.48%[6]
After fees waived and expenses absorbed/recovered	0.48%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on November 12, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

66

Tradr 2X Long CLS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.16
Net realized and unrealized gain (loss)	(11.82)
Total from investment operations	(11.66)
Net asset value, end of period	$13.34

Total return[3,4]	(46.64)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,607

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.64%[6]
After fees waived and expenses absorbed/recovered	2.64%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on November 12, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

67

Tradr 2X Long CRML Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2] (Unaudited)
Net asset value, beginning of period	$75.00
Income from Investment Operations:
Net investment income (loss)[3]	0.29
Net realized and unrealized gain (loss)	(62.78)
Total from investment operations	(62.49)
Net asset value, end of period	$12.51

Total return[4,5]	(83.32)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,732

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[7]
After fees waived and expenses absorbed/recovered	1.49%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	5.22%[7]
After fees waived and expenses absorbed/recovered	5.22%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on January 12, 2026.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

68

Tradr 2X Long FLY Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.07
Net realized and unrealized gain (loss)	(9.94)
Total from investment operations	(9.87)
Net asset value, end of period	$15.13

Total return[3,4]	(39.48)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,748

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.20%[6]
After fees waived and expenses absorbed/recovered	1.20%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on October 22, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

69

Tradr 2X Long IREN Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2] (Unaudited)
Net asset value, beginning of period	$75.00
Income from Investment Operations:
Net investment income (loss)[3]	0.25
Net realized and unrealized gain (loss)	(57.83)
Total from investment operations	(57.58)
Net asset value, end of period	$17.42

Total return[4,5]	(76.77)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,577

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.51%[7]
After fees waived and expenses absorbed/recovered	1.51%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on October 22, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

70

Tradr 2X Long NNE Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.07
Net realized and unrealized gain (loss)	(19.37)
Total from investment operations	(19.30)
Net asset value, end of period	$5.70

Total return[3,4]	(77.20)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$969

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.64%[6]
After fees waived and expenses absorbed/recovered	1.64%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on November 12, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

71

Tradr 2X Long ONDS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.08
Net realized and unrealized gain (loss)	(16.55)
Total from investment operations	(16.47)
Net asset value, end of period	$8.53

Total return[3,4]	(65.88)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,710

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.83%[6]
After fees waived and expenses absorbed/recovered	2.83%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on January 12, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

72

Tradr 2X Long OPEN Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1,2] (Unaudited)
Net asset value, beginning of period	$75.00

Income from Investment Operations:
Net investment income (loss)[3]	0.21
Net realized and unrealized gain (loss)	(53.94)
Total from investment operations	(53.73)
Net asset value, end of period	$21.27

Total return[4,5]	(71.64)%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,349

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[7]
After fees waived and expenses absorbed/recovered	1.30%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.10%[7]
After fees waived and expenses absorbed/recovered	1.10%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund had a 1-3 reverse stock split after the close of business March 9, 2026. See Note 4 in the accompanying Notes to Financial Statements.
[2]	The Fund commenced operations on October 22, 2025.
[3]	Based on average shares outstanding during the period.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

73

Tradr 2X Long PATH Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.06
Net realized and unrealized gain (loss)	(15.96)
Total from investment operations	(15.90)
Net asset value, end of period	$9.10

Total return[3,4]	(63.60)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,004

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.57%[6]
After fees waived and expenses absorbed/recovered	2.57%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on January 12, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

74

Tradr 2X Long SNPS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.19
Net realized and unrealized gain (loss)	(2.77)
Total from investment operations	(2.58)
Net asset value, end of period	$22.42

Total return[3,4]	(10.32)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,906

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.59%[6]
After fees waived and expenses absorbed/recovered	1.59%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on November 12, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

75

Tradr 2X Long SRPT Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.14
Net realized and unrealized gain (loss)	(12.86)
Total from investment operations	(12.72)
Net asset value, end of period	$12.28

Total return[3,4]	(50.88)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,930

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.59%[6]
After fees waived and expenses absorbed/recovered	2.59%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on October 22, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

76

Tradr 2X Long USAR Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.12
Net realized and unrealized gain (loss)	(12.05)
Total from investment operations	(11.93)
Net asset value, end of period	$13.07

Total return[3,4]	(47.72)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,321

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.31%[6]
After fees waived and expenses absorbed/recovered	2.31%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on January 12, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

77

Tradr 2X Long WDC Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.09
Net realized and unrealized gain (loss)	2.15
Total from investment operations	2.24
Net asset value, end of period	$27.24

Total return[3,4]	8.97%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32,554

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.65%[6]
After fees waived and expenses absorbed/recovered	1.65%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on January 26, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

78

Tradr 2X Long WULF Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.12
Net realized and unrealized gain (loss)	(6.06)
Total from investment operations	(5.94)
Net asset value, end of period	$19.06

Total return[3,4]	(23.76)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,484

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.30%[6]
After fees waived and expenses absorbed/recovered	1.30%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.15%[6]
After fees waived and expenses absorbed/recovered	1.15%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on October 22, 2025.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

79

Tradr 2X Short AMZN Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	- [3]
Net realized and unrealized gain (loss)	0.17
Total from investment operations	0.17
Net asset value, end of period	$25.17

Total return[4,5]	0.68%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$252

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[7]
After fees waived and expenses absorbed/recovered	1.49%[7]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.76%[7]
After fees waived and expenses absorbed/recovered	0.76%[7]

Portfolio turnover rate	0%[6]

[1]	The Fund commenced operations on March 23, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Amount represents less than $0.01 per share.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

80

Tradr 2X Short APLD Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.05
Net realized and unrealized gain (loss)	(4.22)
Total from investment operations	(4.17)
Net asset value, end of period	$20.83

Total return[3,4]	(16.68)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,979

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.36%[6]
After fees waived and expenses absorbed/recovered	1.36%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on January 21, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

81

Tradr 2X Short BE Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.04
Net realized and unrealized gain (loss)	(7.02)
Total from investment operations	(6.98)
Net asset value, end of period	$18.02

Total return[3,4]	(27.93)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,973

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.62%[6]
After fees waived and expenses absorbed/recovered	1.62%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on February 10, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

82

Tradr 2X Short CLSK Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.05
Net realized and unrealized gain (loss)	(2.29)
Total from investment operations	(2.24)
Net asset value, end of period	$22.76

Total return[3,4]	(8.97)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$114

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.21%[6]
After fees waived and expenses absorbed/recovered	2.21%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on February 18, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

83

Tradr 2X Short IREN Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.05
Net realized and unrealized gain (loss)	4.92
Total from investment operations	4.97
Net asset value, end of period	$29.97

Total return[3,4]	19.88%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,828

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	0.98%[6]
After fees waived and expenses absorbed/recovered	0.98%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on January 21, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

84

Tradr 2X Short NBIS Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.05
Net realized and unrealized gain (loss)	(14.45)
Total from investment operations	(14.40)
Net asset value, end of period	$10.60

Total return[3,4]	(57.60)%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,188

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	2.10%[6]
After fees waived and expenses absorbed/recovered	2.10%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on January 21, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

85

Tradr 2X Short SMR Daily ETF

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period Ended March 31, 2026[1] (Unaudited)
Net asset value, beginning of period	$25.00
Income from Investment Operations:
Net investment income (loss)[2]	0.06
Net realized and unrealized gain (loss)	24.01
Total from investment operations	24.07
Net asset value, end of period	$49.07

Total return[3,4]	96.28%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,963

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed/recovered	1.49%[6]
After fees waived and expenses absorbed/recovered	1.49%[6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed/recovered	1.12%[6]
After fees waived and expenses absorbed/recovered	1.12%[6]

Portfolio turnover rate	0%[5]

[1]	The Fund commenced operations on February 10, 2026.
[2]	Based on average shares outstanding during the period.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[4]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

86

Tradr Funds

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (Unaudited)

Note 1 – Organization

Tradr Funds (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2026, the Funds were comprised of the following 21 separate Funds:

Tradr 2X Long BE Daily ETF (“2X Long BE Daily ETF”)	Tradr 2X Long USAR Daily ETF (“2X Long USAR Daily ETF”)
Tradr 2X Long CLS Daily ETF (“2X Long CLS Daily ETF”)	Tradr 2X Long WDC Daily ETF (“2X Long WDC Daily ETF”)
Tradr 2X Long CRML Daily ETF (“2X Long CRML Daily ETF”)	Tradr 2X Long WULF Daily ETF (“2X Long WULF Daily ETF”)
Tradr 2X Long FLY Daily ETF (“2X Long FLY Daily ETF”)	Tradr 2X Short AMZN Daily ETF (“2X Short AMZN Daily ETF”)
Tradr 2X Long IREN Daily ETF (“2X Long IREN Daily ETF”)	Tradr 2X Short APLD Daily ETF (“2X Short APLD Daily ETF”)
Tradr 2X Long NNE Daily ETF (“2X Long NNE Daily ETF”)	Tradr 2X Short BE Daily ETF (“2X Short BE Daily ETF”)
Tradr 2X Long ONDS Daily ETF (“2X Long ONDS Daily ETF”)	Tradr 2X Short CLSK Daily ETF (“2X Short CLSK Daily ETF”)
Tradr 2X Long OPEN Daily ETF (“2X Long OPEN Daily ETF”)	Tradr 2X Short IREN Daily ETF (“2X Short IREN Daily ETF”)
Tradr 2X Long PATH Daily ETF (“2X Long PATH Daily ETF”)	Tradr 2X Short NBIS Daily ETF (“2X Short NBIS Daily ETF”)
Tradr 2X Long SNPS Daily ETF (“2X Long SNPS Daily ETF”)	Tradr 2X Short SMR Daily ETF (“2X Short SMR Daily ETF”)
Tradr 2X Long SRPT Daily ETF (“2X Long SRPT Daily ETF”)

The Funds seek leveraged and inverse leveraged investment results, before fees and expenses, of the daily performance of the Funds’ underlying security listed in the table below. The Funds are actively managed exchange-traded funds (“ETF”).

The Funds’ commencement of operations, underlying security and leverage are as follows:

Fund Name	Commencement of Operations	Underlying Security	Leverage
2X Long BE Daily ETF	November 12, 2025	Bloom Energy Corporation	200%
2X Long CLS Daily ETF	November 12, 2025	Celestica, Inc.	200%
2X Long CRML Daily ETF	January 12, 2026	Critical Metals Corporation	200%
2X Long FLY Daily ETF	October 22, 2025	Firefly Aerospace, Inc.	200%
2X Long IREN Daily ETF	October 22, 2025	IREN Ltd.	200%
2X Long NNE Daily ETF	November 12, 2025	Nano Nuclear Energy, Inc.	200%
2X Long ONDS Daily ETF	January 12, 2026	Ondas Holdings, Inc.	200%
2X Long OPEN Daily ETF	October 22, 2025	Opendoor Technologies, Inc.	200%
2X Long PATH Daily ETF	January 12, 2026	UiPath, Inc.	200%
2X Long SNPS Daily ETF	November 12, 2025	Synopsys, Inc.	200%
2X Long SRPT Daily ETF	October 22, 2025	Sarepta Therapeutics, Inc.	200%
2X Long USAR Daily ETF	January 12, 2026	USA Rare Earth, Inc.	200%
2X Long WDC Daily ETF	January 26, 2026	Western Digital Corporation	200%
2X Long WULF Daily ETF	October 22, 2025	Terawulf, Inc.	200%
2X Short AMZN Daily ETF	March 23, 2026	Amazon.com, Inc.	-200%
2X Short APLD Daily ETF	January 21, 2026	Applied Digital Corporation	-200%
2X Short BE Daily ETF	February 10, 2026	Bloom Energy Corporation	-200%
2X Short CLSK Daily ETF	February 18, 2026	CleanSpark, Inc.	-200%

87

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Fund Name	Commencement of Operations	Underlying Security	Leverage
2X Short IREN Daily ETF	January 21, 2026	IREN Ltd.	-200%
2X Short NBIS Daily ETF	January 21, 2026	Nebius Group N.V.	-200%
2X Short SMR Daily ETF	February 10, 2026	Nuscale Power Corporation	-200%

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the Financial Highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Advisor is deemed to be the Chief Operating Decision Maker (“CODM”) with respect to the Funds’ investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing.

(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or -200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

88

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March 31, 2026 (Unaudited)

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Capital Share Transactions

Fund Shares are listed and traded on the CBOE Exchange (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.” Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are issued and redeemed for cash.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the each Fund is $250, regardless of the number of Creation Units created in the transaction.

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March 31, 2026 (Unaudited)

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for each Fund is $250, regardless of the number of Creation Units created in the transaction. In addition, a variable fee, payable to a Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, each Fund pays a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of each Fund:

	Investment Advisory Fee		Investment Advisory Fee
2X Long BE Daily ETF	1.30%	2X Long USAR Daily ETF	1.49%
2X Long CLS Daily ETF	1.30%	2X Long WDC Daily ETF	1.49%
2X Long CRML Daily ETF	1.49%	2X Long WULF Daily ETF	1.30%
2X Long FLY Daily ETF	1.30%	2X Short AMZN Daily ETF	1.49%
2X Long IREN Daily ETF	1.30%	2X Short APLD Daily ETF	1.49%
2X Long NNE Daily ETF	1.30%	2X Short BE Daily ETF	1.49%
2X Long ONDS Daily ETF	1.49%	2X Short CLSK Daily ETF	1.49%
2X Long OPEN Daily ETF	1.30%	2X Short IREN Daily ETF	1.49%
2X Long PATH Daily ETF	1.49%	2X Short NBIS Daily ETF	1.49%
2X Long SNPS Daily ETF	1.30%	2X Short SMR Daily ETF	1.49%
2X Long SRPT Daily ETF	1.30%

The Advisor has agreed to pay all expenses of the Funds except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Brown Brothers Harriman & Co. serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators.

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.

ALPS Distributors, Inc. serves as the Funds’ Distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Share Splits

The table below includes Share splits for the Funds during the period ended March 31, 2026. The Share splits do not change the total value of the shareholders’ investments in the Funds. These Share splits have been retroactively adjusted in the financial statements. Each Fund continues to trade on its primary listing exchange, as applicable.

Fund	Split Effective Date	Split Ratio
2X Long CRML Daily ETF	3/10/2026	1:3
2X Long IREN Daily ETF	3/10/2026	1:3
2X Long OPEN Daily ETF	3/10/2026	1:3

Note 5 – Federal Income Taxes

At March 31, 2026, cost of investments, gross unrealized appreciation, and gross unrealized depreciation on investments owned by the Funds, based on cost for federal income tax purposes were $0.

Note 6 – Investment Transactions

There were no purchases and sales of investments for the period ended March 31, 2026.

Note 7 – Distribution Plan

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse the Distributor for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. The Distributor may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services. The Funds do not and have no current intention of paying 12b-1 fees. However, in the event 12b-1 fees are charged in the future because these fees are paid out of a Fund’s assets, over time these fees will increase the cost of shareholders’ investment and may cost shareholders more than certain other types of sales charges.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

92

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2026, in valuing the Funds’ assets and liabilities carried at fair value:

	Assets	Liabilities
	Level 2	Level 2
Fund*	Swap Contracts**	Swap Contracts**
2X Long BE Daily ETF	$9,120,931	$-
2X Long CLS Daily ETF	-	5,405,201
2X Long CRML Daily ETF	1,262,396	18,082,377
2X Long FLY Daily ETF	1,789,779	-
2X Long IREN Daily ETF	5,250,926	-
2X Long NNE Daily ETF	-	95,859
2X Long ONDS Daily ETF	147,316	-
2X Long OPEN Daily ETF	-	2,118,547
2X Long PATH Daily ETF	-	1,767,394
2X Long SNPS Daily ETF	-	520,846
2X Long SRPT Daily ETF	-	411,688
2X Long USAR Daily ETF	-	4,246,318
2X Long WDC Daily ETF	-	6,185,738
2X Long WULF Daily ETF	627,599	-
2X Short AMZN Daily ETF	1,664	-
2X Short APLD Daily ETF	14,218	932,602

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

	Assets	Liabilities
	Level 2	Level 2
Fund*	Swap Contracts**	Swap Contracts**
2X Short BE Daily ETF	$-	$1,245,601
2X Short CLSK Daily ETF	56,818	-
2X Short IREN Daily ETF	6,791,710	-
2X Short NBIS Daily ETF	-	1,605,014
2X Short SMR Daily ETF	669,923	204,503

* The Funds did not hold any Level 1 or 3 securities at period end.

** Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 10 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Funds invested in swap contracts during the period ended March 31, 2026.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of March 31, 2026, by risk category are as follows:

Fund	Statements of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long BE Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$9,120,931	$-
2X Long CLS Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	5,405,201
2X Long CRML Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	1,262,396	18,082,377
2X Long FLY Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	1,789,779	-
2X Long IREN Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	5,250,926	-
2X Long NNE Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	95,859
2X Long ONDS Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	147,316	-
2X Long OPEN Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	2,118,547
2X Long PATH Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	1,767,394
2X Long SNPS Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	520,846
2X Long SRPT Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	411,688

94

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NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Fund	Statements of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Asset Derivatives Value	Liability Derivatives Value
2X Long USAR Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	$-	$4,246,318
2X Long WDC Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	6,185,738
2X Long WULF Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	627,599	-
2X Short AMZN Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	1,664	-
2X Short APLD Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	14,218	932,602
2X Short BE Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	1,245,601
2X Short CLSK Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	56,818	-
2X Short IREN Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	6,791,710	-
2X Short NBIS Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	-	1,605,014
2X Short SMR Daily ETF	Unrealized appreciation/ depreciation on open swap contracts	Equity contracts	669,923	204,503

The effects of derivative instruments on the Statements of Operations for the period ended March 31, 2026, are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long BE Daily ETF	Equity contracts	$(635,828)
2X Long CLS Daily ETF	Equity contracts	(225,499)
2X Long CRML Daily ETF	Equity contracts	(6,162,314)
2X Long FLY Daily ETF	Equity contracts	(991,768)
2X Long IREN Daily ETF	Equity contracts	(62,397,105)
2X Long NNE Daily ETF	Equity contracts	(1,263,073)
2X Long ONDS Daily ETF	Equity contracts	(4,622,662)
2X Long OPEN Daily ETF	Equity contracts	(1,382,422)
2X Long PATH Daily ETF	Equity contracts	(45,420)
2X Long SNPS Daily ETF	Equity contracts	(59,625)
2X Long SRPT Daily ETF	Equity contracts	(1,052,577)
2X Long USAR Daily ETF	Equity contracts	(3,865,714)
2X Long WDC Daily ETF	Equity contracts	(267,884)

95

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long WULF Daily ETF	Equity contracts	$(3,029,296)
2X Short AMZN Daily ETF	Equity contracts	25
2X Short APLD Daily ETF	Equity contracts	1,267,225
2X Short BE Daily ETF	Equity contracts	1,114,053
2X Short CLSK Daily ETF	Equity contracts	(1,660)
2X Short IREN Daily ETF	Equity contracts	58,958
2X Short NBIS Daily ETF	Equity contracts	7,504
2X Short SMR Daily ETF	Equity contracts	580,483

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Fund	Derivatives not designated as hedging instruments	Open Swap Contracts
2X Long BE Daily ETF	Equity contracts	$9,120,931
2X Long CLS Daily ETF	Equity contracts	(5,405,201)
2X Long CRML Daily ETF	Equity contracts	(16,819,981)
2X Long FLY Daily ETF	Equity contracts	1,789,779
2X Long IREN Daily ETF	Equity contracts	5,250,926
2X Long NNE Daily ETF	Equity contracts	(95,859)
2X Long ONDS Daily ETF	Equity contracts	147,316
2X Long OPEN Daily ETF	Equity contracts	(2,118,547)
2X Long PATH Daily ETF	Equity contracts	(1,767,394)
2X Long SNPS Daily ETF	Equity contracts	(520,846)
2X Long SRPT Daily ETF	Equity contracts	(411,688)
2X Long USAR Daily ETF	Equity contracts	(4,246,318)
2X Long WDC Daily ETF	Equity contracts	(6,185,738)
2X Long WULF Daily ETF	Equity contracts	627,599
2X Short AMZN Daily ETF	Equity contracts	1,664
2X Short APLD Daily ETF	Equity contracts	(918,384)
2X Short BE Daily ETF	Equity contracts	(1,245,601)
2X Short CLSK Daily ETF	Equity contracts	56,818
2X Short IREN Daily ETF	Equity contracts	6,791,710
2X Short NBIS Daily ETF	Equity contracts	(1,605,014)
2X Short SMR Daily ETF	Equity contracts	465,420

96

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

The average quarterly volume of derivative instruments held by the Funds during the period ended March 31, 2026, are as follows:

Fund	Derivatives not designated as hedging instruments	Investment	Notional Value
2X Long BE Daily ETF	Equity contracts	Open Swap Contracts	$51,013,944
2X Long CLS Daily ETF	Equity contracts	Open Swap Contracts	14,695,350
2X Long CRML Daily ETF	Equity contracts	Open Swap Contracts	14,054,668
2X Long FLY Daily ETF	Equity contracts	Open Swap Contracts	6,336,236
2X Long IREN Daily ETF	Equity contracts	Open Swap Contracts	70,405,398
2X Long NNE Daily ETF	Equity contracts	Open Swap Contracts	1,632,334
2X Long ONDS Daily ETF	Equity contracts	Open Swap Contracts	7,240,270
2X Long OPEN Daily ETF	Equity contracts	Open Swap Contracts	28,744,309
2X Long PATH Daily ETF	Equity contracts	Open Swap Contracts	1,556,435
2X Long SNPS Daily ETF	Equity contracts	Open Swap Contracts	4,398,920
2X Long SRPT Daily ETF	Equity contracts	Open Swap Contracts	7,269,292
2X Long USAR Daily ETF	Equity contracts	Open Swap Contracts	15,977,618
2X Long WDC Daily ETF	Equity contracts	Open Swap Contracts	65,862,948
2X Long WULF Daily ETF	Equity contracts	Open Swap Contracts	16,575,825
2X Short APLD Daily ETF	Equity contracts	Open Swap Contracts	(4,081,871)
2X Short AMZN Daily ETF	Equity contracts	Open Swap Contracts	(507,654)
2X Short BE Daily ETF	Equity contracts	Open Swap Contracts	(6,030,171)
2X Short CLSK Daily ETF	Equity contracts	Open Swap Contracts	(278,544)
2X Short IREN Daily ETF	Equity contracts	Open Swap Contracts	(51,170,506)
2X Short NBIS Daily ETF	Equity contracts	Open Swap Contracts	(9,065,451)
2X Short SMR Daily ETF	Equity contracts	Open Swap Contracts	(4,649,265)

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 12 – New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Funds’ financial position or the results of its operations.

97

Tradr Funds

NOTES TO FINANCIAL STATEMENTS - Continued

March 31, 2026 (Unaudited)

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

On May 20, 2026, the Board of Trustees of the Trust has approved a Plan of Liquidation for the 2X Long SRPT Daily ETF and 2X Short CLSK Daily ETF (each, a “Fund”). Each Plan of Liquidation authorizes the termination, liquidation and dissolution of the respective Fund. Each Fund will create and redeem creation units through June 11, 2026, which will also be the last day of trading on the Cboe BZX Exchange, Inc., each Fund’s principal U.S. listing exchange.  On or about June 18, 2026 (the “Liquidation Date”), each Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record as of the Liquidation Date.

On April 7, 2026, the Board of Trustees of the Trust approved a Plan of Liquidation for the 2X Long NNE Daily ETF and 2X Long SNPS Daily ETF (the “Funds”). The Funds liquidated at the close of business day April 27, 2026.

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

98

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Tradr 2X Long OPEN Daily ETF, Tradr 2X Long IREN Daily ETF, Tradr 2X Long WULF Daily ETF, Tradr 2X Long FLY Daily ETF, Tradr 2X Long SRPT Daily ETF, Tradr 2X Long BE Daily ETF, Tradr 2X Long CLS Daily ETF, Tradr 2X Long NNE Daily ETF, and Tradr 2X Long SNPS Daily ETF

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on October 15, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an initial two-year term, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

•	Tradr 2X Long OPEN Daily ETF,
•	Tradr 2X Long IREN Daily ETF,
•	Tradr 2X Long WULF Daily ETF,
•	Tradr 2X Long FLY Daily ETF,
•	Tradr 2X Long SRPT Daily ETF,
•	Tradr 2X Long BE Daily ETF,
•	Tradr 2X Long CLS Daily ETF,
•	Tradr 2X Long NNE Daily ETF, and
•	Tradr 2X Long SNPS Daily ETF.

In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with each Fund; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Trading – Leveraged Equity category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Tradr 2X Long OPEN Daily ETF, Tradr 2X Long IREN Daily ETF, Tradr 2X Long WULF Daily ETF, Tradr 2X Long FLY Daily ETF, Tradr 2X Long SRPT Daily ETF, Tradr 2X Long BE Daily ETF, Tradr 2X Long CLS Daily ETF, Tradr 2X Long NNE Daily ETF, and Tradr 2X Long SNPS Daily ETF

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the Funds, it was familiar with the Advisor as the investment advisor for many other series of the Trust, including other ETFs based on the performance of single stocks. The Board considered the overall quality of the services to be provided by the Advisor to each Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the day-to-day activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage each Fund, and that the Advisor would provide each Fund with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed information regarding each Fund’s proposed advisory fee and estimated annual total expenses. The meeting materials indicated that each Fund’s proposed annual investment advisory fee of 1.30% (gross of fee waivers) was higher than the Peer Group and Fund Universe medians by 0.13% and 0.51%, respectively. The Board considered the Advisor’s assertion that the proposed advisory fee is justified because each Fund is an innovative and unique product that is not otherwise available to investors. The Board also noted that the proposed annual investment advisory fee for each Fund was within the range of advisory fees paid by other series of the Trust managed by the Advisor.

The meeting materials indicated that each Fund’s estimated annual total expenses of 1.30% (net of fee waivers) were higher than the Peer Group and Fund Universe medians by 0.13% and 0.35%, respectively. The Board noted that the Funds’ higher estimated annual total expenses were in part attributable to the Funds’ higher advisory fees. The Board also considered the Advisor’s explanation that each Fund is actively managed and requires investments in total return swaps and options, and that the net expense ratio for each Fund is set at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to each Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Tradr 2X Long OPEN Daily ETF, Tradr 2X Long IREN Daily ETF, Tradr 2X Long WULF Daily ETF, Tradr 2X Long FLY Daily ETF, Tradr 2X Long SRPT Daily ETF, Tradr 2X Long BE Daily ETF, Tradr 2X Long CLS Daily ETF, Tradr 2X Long NNE Daily ETF, and Tradr 2X Long SNPS Daily ETF

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with each Fund during its first year of operations, taking into account estimated assets of $20 million. The Board determined that the anticipated profit level with respect to each Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Funds’ asset levels would likely be too low to achieve significant economies of scale during the Funds’ initial startup period, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each Fund.

Tradr 2x Long CRML Daily ETF, Tradr 2X Long USAR Daily ETF, Tradr 2X Long PATH Daily ETF, Tradr 2X Long ONDS Daily ETF, Tradr 2X Long WDC Daily ETF, Tradr 2X Short IREN Daily ETF, Tradr 2X Short NBIS Daily ETF, Tradr 2X Short APLD Daily ETF, Tradr 2X Short BE Daily ETF, Tradr 2X Short SMR Daily ETF, Tradr 2X Short CLSK Daily ETF, and Tradr 2X Short AMZN Daily ETF.

At a meeting held on December 16, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Advisor”) for an initial two-year term, with respect to the following series of the Trust (each, a “Fund” and collectively, the “Funds”):

•	Tradr 2X Long CRML Daily ETF (the “2X Long CRML Fund”),
•	Tradr 2X Long USAR Daily ETF (the “2X Long USAR Fund”),
•	Tradr 2X Long PATH Daily ETF (the “2X Long PATH Fund”),
•	Tradr 2X Long ONDS Daily ETF (the “2X Long ONDS Fund”),
•	Tradr 2X Long WDC Daily ETF (the “2X Long WDC Fund”),
•	Tradr 2X Short IREN Daily ETF (the “2X Short IREN Fund”),
•	Tradr 2X Short NBIS Daily ETF (the “2X Short NBIS Fund”),
•	Tradr 2X Short APLD Daily ETF (the “2X Short APLD Fund”),
•	Tradr 2X Short BE Daily ETF (the “2X Short BE Fund”),
•	Tradr 2X Short SMR Daily ETF (the “2X Short SMR Fund”),
•	Tradr 2X Short CLSK Daily ETF (the “2X Short CLSK Fund”), and
•	Tradr 2X Short AMZN Daily ETF (the “2X Short AMZN Fund”).

In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Funds; information about the Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with each Fund; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each Fund with those of a group of comparable funds selected by Broadridge (each, a “Peer Group”) from Morningstar, Inc.’s relevant category (each, a “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Advisor during the year at other Board and Board committee meetings. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

Tradr 2x Long CRML Daily ETF, Tradr 2X Long USAR Daily ETF, Tradr 2X Long PATH Daily ETF, Tradr 2X Long ONDS Daily ETF, Tradr 2X Long WDC Daily ETF, Tradr 2X Short IREN Daily ETF, Tradr 2X Short NBIS Daily ETF, Tradr 2X Short APLD Daily ETF, Tradr 2X Short BE Daily ETF, Tradr 2X Short SMR Daily ETF, Tradr 2X Short CLSK Daily ETF, and Tradr 2X Short AMZN Daily ETF.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent, and Quality of Services

The Board noted that although there was no relevant performance information for it to review with respect to the Funds, it was familiar with the Advisor as the investment advisor for many other series of the Trust, including other ETFs based on the performance of single stocks. The Board considered the overall quality of the services to be provided by the Advisor to each Fund. In doing so, the Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the day-to-day activities of the Funds. The Board also considered the overall quality of the organization and operations of the Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage each Fund, and that the Advisor would provide each Fund with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed information regarding each Fund’s proposed advisory fee and estimated annual total expenses. The meeting materials indicated the following:

•	The proposed annual investment advisory fee of 1.49% (gross of fee waivers) for the 2X Long CRML Fund, 2X Long USAR Fund, 2X Long PATH Fund, 2X Long ONDS Fund, and 2X Long WDC Fund, was lower than the Peer Group median, but higher than the U.S. Fund Trading – Leveraged Equity Fund Universe median by 0.24%. The estimated annual total expenses of 1.49% (net of fee waivers) for the 2X Long CRML Fund, 2X Long USAR Fund, 2X Long PATH Fund, 2X Long ONDS Fund, and 2X Long WDC Fund, were lower than the Peer Group median, but higher than the Fund Universe median by 0.44%.

•	The proposed annual investment advisory fee of 1.49% (gross of fee waivers) for the 2X Short IREN Fund, 2X Short NBIS Fund, 2X Short APLD Fund, and 2X Short CLSK Fund, was higher than the Peer Group and U.S. Fund Trading – Inverse Equity Fund Universe medians by 0.095% and 0.74%, respectively. The estimated annual total expenses of 1.49% (net of fee waivers) for the 2X Short IREN Fund, 2X Short NBIS Fund, 2X Short APLD Fund, and 2X Short CLSK Fund, were lower than the Peer Group median, but higher than the Fund Universe median by 0.44%.

Tradr 2x Long CRML Daily ETF, Tradr 2X Long USAR Daily ETF, Tradr 2X Long PATH Daily ETF, Tradr 2X Long ONDS Daily ETF, Tradr 2X Long WDC Daily ETF, Tradr 2X Short IREN Daily ETF, Tradr 2X Short NBIS Daily ETF, Tradr 2X Short APLD Daily ETF, Tradr 2X Short BE Daily ETF, Tradr 2X Short SMR Daily ETF, Tradr 2X Short CLSK Daily ETF, and Tradr 2X Short AMZN Daily ETF.

•	The proposed annual investment advisory fee of 1.49% (gross of fee waivers) for the 2X Short BE Fund, 2X Short SMR Fund, and 2X Short AMZN Fund, was higher than the Peer Group and U.S. Fund Trading – Inverse Equity Fund Universe medians by 0.19% and 0.74%, respectively. The estimated annual total expenses of 1.49% (net of fee waivers) for the 2X Short BE Fund, 2X Short SMR Fund, and 2X Short AMZN Fund, were the same as the Peer Group median, but higher than the Fund Universe median by 0.44%.

In reviewing the proposed advisory fee and estimated annual total expenses for each Fund, the Board considered the Advisor’s assertion that the proposed advisory fee is justified because each Fund is an innovative and unique product that is not otherwise available to investors. The Board also noted that the proposed annual investment advisory fee for each Fund was the same as that of certain other daily ETFs managed by the Advisor based on the performance of single stocks, and was within the range of advisory fees paid by other series of the Trust managed by the Advisor. The Board also considered the Advisor’s belief that the net expense ratio for each Fund was set at a level at which the Advisor can maintain the viability of the Fund.

The Board and the Independent Trustees concluded that, in light of the services proposed to be provided by the Advisor to each Fund, the compensation proposed to be paid to the Advisor under the Advisory Agreement would be fair and reasonable.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next considered information relating to the estimated profitability to the Advisor of its proposed relationship with each Fund during its first year of operations, taking into account estimated assets of $20 million. The Board determined that the anticipated profit level with respect to each Fund was reasonable.

The Board noted that the potential benefits received by the Advisor as a result of its proposed relationship with the Funds, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Funds generally, and any favorable publicity arising in connection with the Funds’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Funds’ asset levels would likely be too low to achieve significant economies of scale during the Funds’ initial startup period, and that any such economies would be considered in the future as the Funds’ assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved the Advisory Agreement with respect to each Fund.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable

(a) (5) Not Applicable

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	8/31/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Scott Schulenburg
Scott Schulenburg, President and Principal Executive Officer

Date	8/31/26

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	8/31/26